SHARE-BASED COMPENSATION (Details)			12 Months Ended
	Sep. 30, 2025 person $ / shares shares	Jul. 31, 2025 USD ($) person $ / shares shares	Mar. 31, 2026 USD ($) installment $ / shares shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 shares	Mar. 31, 2023 shares
SHARE-BASED COMPENSATION
Number of shares granted			4,445,000
Par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Number of shares vested immediately			633,500
Grant-date fair value | $ / shares			$ 2.82
Shares expected to vest			4,235,000
Service period			4 years
Number of semi-annual vesting installments | installment			8
Aggregate intrinsic value | $			$ 4,573,800
Unvested shares outstanding			3,811,500
Subscription price per share | $ / shares			$ 1.2
Shares issued			27,882,500	23,437,500	22,000,000	22,000,000
Shares outstanding			24,071,000	23,437,500	22,000,000	22,000,000
Incremental shares			0
Share-based compensation | $			$ 1,822,597
Unrecognized compensation cost | $			$ 10,733,940
Weighted-average remaining service period			3 years 6 months
Class A Ordinary Shares
SHARE-BASED COMPENSATION
Par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Unvested shares outstanding			3,811,500
Shares issued			26,705,175	22,260,175	20,822,675	20,822,675
Shares outstanding			22,893,675	22,260,175	20,822,675	20,822,675
Class B Ordinary Shares
SHARE-BASED COMPENSATION
Par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Shares issued			1,177,325	1,177,325	1,177,325	1,177,325
Shares outstanding			1,177,325	1,177,325	1,177,325
Consultants
SHARE-BASED COMPENSATION
Number of shares granted		1,665,000
Number of persons to whom shares granted | person		8
Par value (in dollars per share) | $ / shares		$ 0.0001
Number of shares vested immediately		210,000
Number of persons who received shares that vested immediately | person		2
Grant-date fair value | $ / shares		$ 3
Shares expected to vest		1,455,000
Vesting period		4 years
Fair value | $		$ 630,000
Employees
SHARE-BASED COMPENSATION
Number of shares granted	2,780,000
Number of persons to whom shares granted | person	11
Par value (in dollars per share) | $ / shares	$ 0.0001
Grant-date fair value | $ / shares	$ 2.72
Service period	4 years